Financial instruments related to commodity contracts - Changes in fair value (Details) - Financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	$ 193	$ 348
Fair value as of the end of the period	(698)	193	$ 348
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	(223)	130	1,157
Impact on income	2,689	2,693	3,013
Settled contracts	(2,749)	(3,047)	(4,040)
Fair value as of the end of the period	(283)	(223)	130
Gas, Renewables & Power activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	416	218	613
Impact on income	1,220	717	392
Settled contracts	(2,057)	(554)	(742)
Other	6	35	(45)
Fair value as of the end of the period	$ (415)	$ 416	$ 218